Form N-1A Cover	Jul. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 17, 2026
Prospectus Date	Oct. 01, 2025